Financial Obligations (Details) - Schedule of financial obligations - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term promissory notes (b)
Promissory notes, total current	S/ 450,964	S/ 224,232
Senior Notes (c)
Promissory notes, total non current	1,094,391	1,044,352
Maturity
Maturity total	1,545,355	1,268,584
Current Portion [Member]
Maturity
Maturity total	450,964	65,232
Non-current Portion [Member]
Maturity
Maturity total	S/ 1,094,391	S/ 1,203,352
July 8,2022 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency	US$
Nominal interest rate	1.80%
Maturity	July 8,2022
Promissory notes, total current	S/ 71,964
July 8,2021 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency		US$
Nominal interest rate		2.20%
Maturity		July 8,2021
Promissory notes, total current		S/ 65,232
January 10, 2022 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, total current	S/ 79,500	79,500
January 10, 2022 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency	S/
Nominal interest rate	2.62%
Maturity	January 10, 2022
Promissory notes, total current	S/ 79,500	79,500
December 23, 2022 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency	S/
Nominal interest rate	1.55%
Maturity	December 23, 2022
Promissory notes, total current	S/ 110,000
December 23, 2022 [Member] | Banco de Crédito del Perú [Member]
Short-term promissory notes (b)
Currency	S/
Nominal interest rate	1.55%
Maturity	December 23, 2022
Promissory notes, total current	S/ 110,000
February 8, 2023 [Member]
Senior Notes (c)
Currency	US$
Nominal interest rate	4.50%
Maturity	February 8, 2023
Promissory notes, total non current	S/ 525,420	475,491
February 1, 2029 [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	6.69%
Maturity	February 1, 2029
Promissory notes, total non current	S/ 259,563	259,502
February 1, 2034 [Member]
Senior Notes (c)
Currency	S/
Nominal interest rate	6.84%
Maturity	February 1, 2034
Promissory notes, total non current	S/ 309,408	S/ 309,359